John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

December 22, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended and Securities Act of 1933, as amended of PFS Funds (File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     On behalf of PFS Funds (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 131 to the Trust’s registration statement on Form N-1A (“Registration Statement”) and Amendment No. 131 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”)(collectively, the “Amendment”). The Amendment is being made to add new disclosure relating to the ownership and control of Ensemble Capital Management, LLC (“Ensemble”), the investment adviser to the Ensemble Fund (the “Fund”). Please note that on December 12, 2016, the Trust filed a preliminary proxy statement on Schedule 14A relating to a proposal to approve a new advisory agreement between Ensemble and the Trust on behalf of the Fund. The new advisory agreement was necessary due to a change in control of Ensemble that will occur in 2017.

     More specifically, the only material changes being made in this Amendment relate to the ownership and control of Ensemble under the header “Management” in the prospectus and “The Investment Adviser” in the statement of additional information. Otherwise, the disclosures contained in the Amendment are in all material respects the same as those contained in Post-Effective Amendment No 112 under the 1933 and 1940 Acts to the Registration Statement as filed on October 30, 2015. The Trust therefore is requesting selective review of this Amendment in accordance with the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”).

     We note that another post-effective amendment to the Trust’s registration statement will be filed, the effectiveness of which will coincide with the anticipated effectiveness of the Amendment, and in the subsequent post-effective amendment, the Trust will update certain financial information and make other minor modifications that are typically made in an amendment filing done pursuant to Rule 485(b) under the 1933 Act.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely, /s/ John H. Lively John H. Lively